Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Disclosure In Tabular Form Of Allowances For Credit Losses And Provision For Credit Losses (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2025	Mar. 31, 2025
Disclosure in Tabular Form of Allowances for Credit Losses and Provision for Credit Losses [Line Items]
Allowance for credit loss on available for sale debt securities	¥ 771	¥ 670
Other liabilities
Disclosure in Tabular Form of Allowances for Credit Losses and Provision for Credit Losses [Line Items]
Allowance for credit losses on off balance sheet exposures	¥ 11,953	¥ 9,766